INTEREST RATE SWAPS - Derivative asset and liability balances - DIAMOND S SHIPPING INC. AND SUBSIDIARIES (Details) - Diamond S Shipping - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Derivatives, Fair Value [Line Items]
Total derivative Asset	$ 0	$ 0
Total derivative liabilities	3,131	1,530
Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative instruments in hedges, assets, at fair value	0	0
Derivative instruments in hedges, Liability , at fair value	3,131	1,530
Designated as Hedging Instrument [Member] | Interest Rate Contract [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative instruments in hedges, assets, at fair value	0	0
Designated as Hedging Instrument [Member] | Interest Rate Contract [Member] | Other Noncurrent Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative instruments in hedges, assets, at fair value	0	0
Designated as Hedging Instrument [Member] | Interest Rate Contract [Member] | Other Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative instruments in hedges, Liability , at fair value	1,553	630
Designated as Hedging Instrument [Member] | Interest Rate Contract [Member] | Other Noncurrent Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative instruments in hedges, Liability , at fair value	$ 1,578	$ 900